ORGANIZATION AND PRINCIPAL ACTIVITIES - Consolidated Financial Information of the Group's VIEs and Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated financial information of the Group's VIE and its subsidiaries included in consolidated financial statements
Consolidated	$ 292,487	$ 323,763	$ 382,407
Net loss	(8,723)	(39,407)	(29,987)
Net cash provided by (used in) operating activities	(15,334)	(37,901)	(6,889)
Net cash (used in) provided by investing activities	(287)	3,138	69,181
Net cash provided by financing activities	74,635	(9,224)	(10,420)
VIE and its subsidiaries
Consolidated financial information of the Group's VIE and its subsidiaries included in consolidated financial statements
Total assets	56	227
Total liabilities	1,557	1,782
Consolidated	5	5	58
Net loss	(52)	(128)	(725)
Net cash provided by (used in) operating activities	(131)	(247)	769
Net cash (used in) provided by investing activities		$ 44	$ (895)
Amount of consolidated VIEs' assets that are collateral for the VIEs' obligations	$ 0